Contract Liabilities	6 Months Ended
Jun. 30, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
13	CONTRACT LIABILITIES

	December 2022	June 30, 2023
	RM	RM	USD
At beginning of year / period	500,000	-	-
Amount recognised as revenue	(500,000)	-	-
At of end of year / period	-	-	-

Contract liabilities relates to advances collected from customers upon contract fee billed but services have yet rendered. These will be recognised as revenue over the terms of the contract.